UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              Jun 30, 2012
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         July 31, 2012
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   145 Items

Form 13F Information Table Value Total:   $747,498 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
ACE LTD                          SHS            H0023R105         48       650 SH        SOLE                   650    -      -
ACTIVISION BLIZZARD INC          COM            00507V109         58      4820 SH        SOLE                  4820    -      -
ADOBE SYSTEMS INC                COM            00724F101         42      1310 SH        SOLE                  1310    -      -
AGRIUM INC                       COM            008916108       9944    112400 SH        SOLE                112400    -      -
AIR PRODUCTS & CHEMICALS INC     COM            009158106         82      1020 SH        SOLE                  1020    -      -
AKAMAI TECHNOLOGIES              COM            00971T101        133      4190 SH        SOLE                  4190    -      -
ALLSTATE CORP                    COM            020002101        121      3440 SH        SOLE                  3440    -      -
AMAZON.COM INC                   COM            023135106       3715     16269 SH        DEFINED              16269    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101         44      1100 SH        SOLE                  1100    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1863     32009 SH        DEFINED              32009    -      -
AMERICAN TOWER CORP              COM            03027X100         84      1200 SH        SOLE                  1200    -      -
AMGEN INC                        COM            031162100       3050     41838 SH        DEFINED              41838    -      -
AMPHENOL CORP                    CL A           032095101         79      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1080     16315 SH        DEFINED              16315    -      -
APPLE INC                        COM            037833100      11095     18998 SH        DEFINED              18998    -      -
AT&T INC                         COM            00206R102      28500    799220 SH        DEFINED             799220    -      -
AVAGO TECHNOLOGIES LTD           SHS            Y0486S104        181      5050 SH        SOLE                  5050    -      -
BAIDU INC                        SPON ADR REP A 056752108       3679     32000 SH        SOLE                 32000    -      -
BANK OF AMERICA CORP             COM            060505104        143     17530 SH        SOLE                 17530    -      -
BANK OF NEW YORK MELLON CORP     COM            064058100       1292     58857 SH        DEFINED              58857    -      -
BED BATH & BEYOND INC            COM            075896100       2350     38029 SH        DEFINED              38029    -      -
BIOGEN IDEC INC                  COM            09062X103       1336      9251 SH        DEFINED               9251    -      -
BORGWARNER INC                   COM            099724106       2322     35398 SH        DEFINED              35398    -      -
BRISTOL MYERS-SQUIBB             COM            110122108       1612     44842 SH        DEFINED              44842    -      -
BROADCOM CORP                    CL A           111320107       2746     81349 SH        DEFINED              81349    -      -
BROWN-FORMAN CORP                CL B           115637209      13627    140700 SH        SOLE                140700    -      -
CAMPBELL SOUP CO                 COM            134429109       9106    272800 SH        SOLE                272800    -      -
CELGENE CORP                     COM            151020104         76      1190 SH        SOLE                  1190    -      -
CHEVRON CORP                     COM            166764100      20894    198046 SH        DEFINED             198046    -      -
CHUBB CORP                       COM            171232101      16877    231768 SH        DEFINED             231768    -      -
CITRIX SYSTEMS INC               COM            177376100       2590     30857 SH        DEFINED              30857    -      -
COCA-COLA CO                     COM            191216100       1963     25105 SH        DEFINED              25105    -      -
COMERICA INC                     COM            200340107       1237     40288 SH        DEFINED              40288    -      -
CONOCOPHILLIPS                   COM            20825C104       2188     39163 SH        DEFINED              39163    -      -
CONSOL ENERGY INC                COM            20854P109         36      1200 SH        SOLE                  1200    -      -
CONSOLIDATED EDISON INC          COM            209115104      16611    267100 SH        SOLE                267100    -      -
CORNING INC.                     COM            219350105       3680    284638 SH        DEFINED             284638    -      -
COVANCE INC                      COM            222816100        146      3060 SH        SOLE                  3060    -      -
CUMMINS INC                      COM            231021106       2405     24812 SH        DEFINED              24812    -      -
DEERE & CO                       COM            244199105      13740    169900 SH        SOLE                169900    -      -
DELL INC                         COM            24702R101         30      2400 SH        SOLE                  2400    -      -
DENBURY RESOURCES INC            COM NEW        247916208         87      5770 SH        SOLE                  5770    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102      19338    327046 SH        DEFINED             327046    -      -
DISCOVER FINANCIAL SERVICES      COM            254709108       3485    100769 SH        DEFINED             100769    -      -
DOMINION RESOURCES INC/VA        COM            25746U109       1867     34567 SH        DEFINED              34567    -      -
DOW CHEMICAL                     COM            260543103      15755    500145 SH        DEFINED             500145    -      -
D R HORTON INC                   COM            23331A109      27997   1523233 SH        DEFINED            1523233    -      -
DU PONT (E.I.)DE NEMOURS         COM            263534109      13553    268000 SH        SOLE                268000    -      -
EATON CORP                       COM            278058102      16339    412300 SH        SOLE                412300    -      -
EBAY INC                         COM            278642103       3085     73437 SH        DEFINED              73437    -      -
LILLY ELI  & CO                  COM            532457108       1600     37285 SH        DEFINED              37285    -      -
EMERSON ELECTRIC CO              COM            291011104         30       640 SH        SOLE                   640    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         58       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS HOLDING CO       COM            30219G108        278      4980 SH        SOLE                  4980    -      -
EXXON MOBIL CORPORATION          COM            30231G102       5651     66036 SH        DEFINED              66036    -      -
F5 NETWORKS INC                  COM            315616102        165      1660 SH        SOLE                  1660    -      -
FLOWSERVE CORP                   COM            34354P105        140      1220 SH        SOLE                  1220    -      -
FLUOR CORP                       COM            343412102       2769     56118 SH        DEFINED              56118    -      -
FORD MOTOR CO                    COM PAR $0.01  345370860        179     18660 SH        SOLE                 18660    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857      11635    341505 SH        DEFINED             341505    -      -
GAP INC                          COM            364760108        494     18050 SH        SOLE                 18050    -      -
GENERAL ELECTRIC CO              COM            369604103       3335    160047 SH        DEFINED             160047    -      -
GENERAL MILLS INC                COM            370334104      16561    429700 SH        SOLE                429700    -      -
GILEAD SCIENCES INC              COM            375558103         33       640 SH        SOLE                   640    -      -
GOLDMAN SACHS GROUP              COM            38141G104        220      2300 SH        SOLE                  2300    -      -
GOOGLE INC                       CL A           38259P508       1447      2495 SH        DEFINED               2495    -      -
HARSCO CORP                      COM            415864107        142      6990 SH        SOLE                  6990    -      -
HARTFORD FINL SVCS GRP           COM            416515104      16249    921681 SH        DEFINED             921681    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101       1529     46900 SH        SOLE                 46900    -      -
HERSHEY CO                       COM            427866108      23598    327620 SH        SOLE                327620    -      -
HEINZ H J CO                     COM            423074103      13066    240280 SH        SOLE                240280    -      -
HOME DEPOT INC                   COM            437076102      20486    386600 SH        SOLE                386600    -      -
HONEYWELL INTERNATIONAL          COM            438516106       2639     47263 SH        DEFINED              47263    -      -
HUDSON CITY BANCORP INC          COM            443683107        159     25030 SH        SOLE                 25030    -      -
INFOSYS LTD                      SPONSORED ADR  456788108       4736    105100 SH        SOLE                105100    -      -
INTEL CORP                       COM            458140100       3041    114124 SH        DEFINED             114124    -      -
INTL BUSINESS MACHINES CORP      COM            459200101       4140     21170 SH        DEFINED              21170    -      -
JOHNSON & JOHNSON                COM            478160104       1847     27341 SH        DEFINED              27341    -      -
JPMORGAN CHASE & CO              COM            46625H100      14919    417549 SH        DEFINED             417549    -      -
KEYCORP                          COM            493267108       1084    140046 SH        DEFINED             140046    -      -
KIMBERLY CLARK CORP              COM            494368103      16561    197700 SH        SOLE                197700    -      -
KLA-TENCOR CORPORATION           COM            482480100      19822    402475 SH        DEFINED             402475    -      -
KRAFT FOODS INC                  CL A           50075N104       2667     69048 SH        DEFINED              69048    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         33       450 SH        SOLE                   450    -      -
LIMITED BRANDS INC               COM            532716107      14996    352600 SH        SOLE                352600    -      -
LSI LOGIC CORP                   COM            502161102         48      7500 SH        SOLE                  7500    -      -
MARRIOTT INTERNATIONAL           CL A           571903202      20679    527515 SH        DEFINED             527515    -      -
MARSH & MCLENNAN COS             COM            571748102         35      1100 SH        SOLE                  1100    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105        164     14530 SH        SOLE                 14530    -      -
MATTEL INC                       COM            577081102      14484    446500 SH        SOLE                446500    -      -
MCCORMICK & CO                   COM NON VTG    579780206         85      1400 SH        SOLE                     -    -   1400
MCDONALDS CORP                   COM            580135101       2318     26188 SH        DEFINED              26188    -      -
METLIFE INC                      COM            59156R108         24       770 SH        SOLE                   770    -      -
MICROSOFT CORP                   COM            594918104       4139    135314 SH        DEFINED             135314    -      -
MOLSON COORS BREWING CO          CL B           60871R209        294      7070 SH        SOLE                  7070    -      -
MONSANTO CO /NEW                 COM            61166W101       2567     31015 SH        DEFINED              31015    -      -
MORGAN STANLEY                   COM NEW        617446448       1749    119853 SH        DEFINED             119853    -      -
NATIONAL OILWELL VARCO INC       COM            637071101      18173    282013 SH        DEFINED             282013    -      -
NEWELL RUBBERMAID INC            COM            651229106         77      4220 SH        SOLE                  4220    -      -
NVIDIA CORP                      COM            67066G104        243     17550 SH        SOLE                 17550    -      -
PEABODY ENERGY CORP              COM            704549104         78      3180 SH        SOLE                  3180    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        217     18730 SH        SOLE                 18730    -      -
PERRIGO CO                       COM            714290103       1580     13398 SH        DEFINED              13398    -      -
PETSMART                         COM            716768106       3326     48783 SH        DEFINED              48783    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       2045     23438 SH        DEFINED              23438    -      -
PHILLIPS 66                      COM            718546104         41      1220 SH        SOLE                  1220    -      -
PIONEER NATURAL RESOURCES CO     COM            723787107       1222     13855 SH        DEFINED              13855    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105      20166    329990 SH        DEFINED             329990    -      -
POTASH CORP OF SASKATCHEWAN      COM            73755L107      10092    231000 SH        SOLE                231000    -      -
PPL CORPORATION                  COM            69351T106         26       950 SH        SOLE                   950    -      -
PRICELINE COM INC                COM NEW        741503403         80       120 SH        SOLE                   120    -      -
PROCTER AND GAMBLE CO            COM            742718109       2586     42216 SH        DEFINED              42216    -      -
PROGRESSIVE CORP                 COM            743315103         42      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        356     33287 SH        SOLE                 33287    -      -
QUALCOMM INC                     COM            747525103       2744     49288 SH        DEFINED              49288    -      -
SALESFORCE COM INC               COM            79466L302       1636     11834 SH        DEFINED              11834    -      -
SANDISK CORP                     COM            80004C101         75      2060 SH        SOLE                  2060    -      -
SCHLUMBERGER LTD                 COM            806857108      15832    243907 SH        DEFINED             243907    -      -
SEMPRA ENERGY                    COM            816851109         30       440 SH        SOLE                   440    -      -
SLM CORP                         COM            78442P106         32      2020 SH        SOLE                  2020    -      -
SOUTHERN CO                      COM            842587107       2028     43802 SH        DEFINED              43802    -      -
STARBUCKS CORP                   COM            855244109      21430    401917 SH        DEFINED             401917    -      -
STARWOOD HOTELS&RESORTS          COM            85590A401      14729    277700 SH        SOLE                277700    -      -
SYMANTEC CORP                    COM            871503108         45      3060 SH        SOLE                  3060    -      -
THE HERSHEY COMPANY              COM            427866108        941     13060 SH        SOLE                 13060    -      -
THE WALT DISNEY CO.              COM DISNEY     254687106       1051     21667 SH        DEFINED              21667    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        287      5520 SH        SOLE                  5520    -      -
TOLL BROTHERS                    COM            889478103       2787     93729 SH        DEFINED              93729    -      -
TORCHMARK CORP                   COM            891027104         55      1080 SH        SOLE                  1080    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         13       300 SH        SOLE                   300    -      -
TRW AUTOMOTIVE HOLDINGS CORP     COM            87264S106        125      3400 SH        SOLE                  3400    -      -
ULTRA PETROLEUM CORP             COM            903914109         12       510 SH        SOLE                   510    -      -
UNITED HEALTHGROUP INC           COM            91324P102        791     13525 SH        SOLE                 13525    -      -
UNITED PARCEL SERVICE            CL B           911312106       1898     24095 SH        DEFINED              24095    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         65       860 SH        SOLE                   860    -      -
UNITEDHEALTH GROUP INC           COM            91324P102       1943     33220 SH        SOLE                 33220    -      -
US BANCORP                       COM NEW        902973304      19113    594303 SH        DEFINED             594303    -      -
VERIZON COMMUNICATIO             COM            92343V104      25296    569220 SH        SOLE                569220    -      -
VMWARE INC                       CL A COM       928563402        107      1180 SH        SOLE                  1180    -      -
WAL-MART STORES INC              COM            931142103       2069     29672 SH        DEFINED              29672    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103        166     13180 SH        SOLE                 13180    -      -
WELLS FARGO & COMPANY            COM            949746101      25338    757702 SH        DEFINED             757702    -      -
GRAINGER W W INC                 COM            384802104       3398     17766 SH        DEFINED              17766    -      -
XILINX INC                       COM            983919101         87      2600 SH        SOLE                  2600    -      -
YUM! BRANDS INC                  COM            988498101       7813    121280 SH        SOLE                121280    -      -